Aircraft Impairment Charges on Flight Equipment Held for Use (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended				1 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011 item	Sep. 30, 2012 item	Sep. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009 item	Feb. 29, 2012 Subsequent event Customer bankruptcy or ceased operations item	Dec. 31, 2010 Fleet of aircraft item	Dec. 31, 2009 Fleet of aircraft item	Dec. 31, 2011 Fleet of aircraft item	Sep. 30, 2010 Aircraft 747-400s, A321-100s and other	Sep. 30, 2010 Aircraft 747-400s item	Sep. 30, 2010 Aircraft A321-100s item	Sep. 30, 2010 Other aircraft item	Dec. 31, 2010 Narrowbody aircraft item	Dec. 02, 2010 Narrowbody aircraft	Dec. 31, 2010 Aircraft subject to litigation	Dec. 31, 2011 Freighter aircraft item	Sep. 30, 2011 Before change	Sep. 30, 2011 Before change	Dec. 31, 2010 Before change	Dec. 31, 2009 Before change	Sep. 30, 2011 Before change Freighter aircraft	Sep. 30, 2011 Change in estimated useful life Freighter aircraft item	Dec. 31, 2012 Change in estimated useful life Estimated	Dec. 31, 2011 Change in estimated useful life Effect of change in estimate	Dec. 31, 2010 Held for use aircraft impacted by Airbus announcement of neo aircraft item	Dec. 31, 2011 Held for use aircraft, recurring assessments item	Dec. 31, 2010 Held for use aircraft, recurring assessments item	Dec. 31, 2009 Held for use aircraft, recurring assessments item	Dec. 31, 2011 Held for use aircraft, recurring assessments AeroTurbine item	Dec. 31, 2011 Aircraft under lease with customers that ceased operations item	Dec. 31, 2010 Aircraft under lease with customers that ceased operations item	Dec. 31, 2011 Out-of-production aircraft or aircraft impacted by new technology developments	Sep. 30, 2011 Out-of-production aircraft or aircraft impacted by new technology developments item	Oct. 01, 2011 Out-of-production aircraft or aircraft impacted by new technology developments Change in estimated useful life item
Aircraft impairment charges on flight equipment held for use
Aircraft impaired or adjusted during the period	6	95	10	95	100	82	3		5	3	95		7	5	4	61												61	97	21	3	1	3	0
Impairment charges	$ 61,237,000	$ 1,515,343,000	$ 102,662,000	$ 1,521,881,000	$ 1,567,180,000	$ 1,110,427,000	$ 50,884,000		$ 82,300,000			$ 417,700,000				$ 602,300,000		$ 8,100,000		$ 1,448,914,000	$ 1,448,914,000	$ 948,679,000	$ 52,938,000					$ 602,300,000	$ 1,523,300,000	$ 508,100,000	$ 50,900,000		$ 43,900,000
Aircraft excluded, impairment charges recorded earlier in period																																	2
Number of customers declaring bankruptcy or ceasing operations								4
Number of customers declaring bankruptcy or ceasing operations with separate operating certificates								1
Number of operating certificates held by customers declaring bankruptcy or ceasing operations								2
Estimated useful life over which aircraft will be leased based on general assumption			25 years								25 years													35 years	25 years
Number of aircraft													13	11		78			10						10											239	140
Number of aircraft, estimated undiscounted cash flows supported carrying values													6	6
Fuel savings (as a percent)																	15.00%
Aggregate net book value of aircraft	34,932,343,000		34,932,343,000		35,502,288,000	38,515,379,000	44,091,783,000															38,526,165,000	43,929,801,000												6,200,000,000
Depreciation expense																										$ 24,000,000	$ 23,000,000